INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS -- 92.7%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 2.4%
-----------------------------------------------------------------------
Harte-Hanks, Inc.                              105,000     $  2,638,125
Interpublic Group of Companies, Inc.           110,000        4,207,500
Omnicom Group, Inc.                             15,000        1,251,562
-----------------------------------------------------------------------
                                                           $  8,097,187
-----------------------------------------------------------------------
Aerospace and Defense -- 3.1%
-----------------------------------------------------------------------
Lockheed Martin Corp.                          170,000     $  4,823,750
United Technologies Corp.                       90,000        5,619,375
-----------------------------------------------------------------------
                                                           $ 10,443,125
-----------------------------------------------------------------------
Auto and Parts -- 1.2%
-----------------------------------------------------------------------
Toyoda Gosei Co. Ltd.(1)                        70,000     $  4,069,577
-----------------------------------------------------------------------
                                                           $  4,069,577
-----------------------------------------------------------------------
Banks and Money Services -- 2.1%
-----------------------------------------------------------------------
Morgan (J.P.) & Co., Inc.                       30,000     $  5,015,625
Sadot Research/Development Fund
Ltd.(1)(2)(3)(4)                             1,013,500        2,069,859
-----------------------------------------------------------------------
                                                           $  7,085,484
-----------------------------------------------------------------------
Biotechnology -- 1.6%
-----------------------------------------------------------------------
Transkaryotic Therapies, Inc.(2)               120,000     $  5,205,000
-----------------------------------------------------------------------
                                                           $  5,205,000
-----------------------------------------------------------------------
Broadcasting and Cable -- 11.1%
-----------------------------------------------------------------------
Comcast Corp., Class A(2)                      120,000     $  4,470,000
Cox Communications, Inc., Class A(2)            90,000        3,200,625
Entravision Communications(2)                   50,000          990,625
Infinity Broadcasting Corp.(2)                  80,000        3,030,000
Infomedia Ltd.(1)                              500,000          636,867
Mediaset Spa(1)(2)                             140,000        2,493,157
Nippon Broadcasting System(1)                  100,000        5,851,189
Sinclair Broadcast Group, Inc., Class
A(2)                                            90,000        1,085,625
Sirius Satellite Radio, Inc.(2)                100,000        5,150,000
Television Broadcasts, Ltd.(1)                 440,000        2,487,947
TV Francaise(1)                                 86,000        6,268,048
USA Networks, Inc.(2)                           60,000        1,443,750
-----------------------------------------------------------------------
                                                           $ 37,107,833
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Business Services - Miscellaneous -- 2.2%
-----------------------------------------------------------------------
Ceridian Corp.(2)                               40,000     $    967,500
Rhapsody Ltd. - Musiclegal.Com(3)                  750          750,000
Secom Co. Ltd.(1)                               55,000        4,007,220
Thermo Cardiosystems, Inc.(2)                  175,000        1,629,687
-----------------------------------------------------------------------
                                                           $  7,354,407
-----------------------------------------------------------------------
Communications Equipment -- 0.7%
-----------------------------------------------------------------------
Cable Design Technologies Corp.(2)              90,000     $  2,430,000
-----------------------------------------------------------------------
                                                           $  2,430,000
-----------------------------------------------------------------------
Communications Services -- 9.4%
-----------------------------------------------------------------------
BellSouth Corp.                                 60,000     $  2,238,750
British Telecommunications PLC(1)              467,668        5,933,947
Cable and Wireless PLC(1)                      281,250        5,191,811
China Mobile (Hong Kong)(1)(2)                 400,000        3,077,239
China Unicom, Ltd.(1)(2)                       748,000        1,735,922
Cybertron Telekom AG(1)                         65,000        1,154,075
DDI Corp.(1)                                       600        4,725,960
ECtel, Ltd.(1)(2)                              109,200        2,497,950
Korea Telecom Corp. ADR(2)                      54,427        2,061,423
SBC Communications, Inc.                        70,000        2,922,500
-----------------------------------------------------------------------
                                                           $ 31,539,577
-----------------------------------------------------------------------
Computer Services -- 0.6%
-----------------------------------------------------------------------
SunGard Data Systems, Inc.(2)                   55,000     $  1,980,000
-----------------------------------------------------------------------
                                                           $  1,980,000
-----------------------------------------------------------------------
Computer Software - Services -- 2.5%
-----------------------------------------------------------------------
Meta4 NV(1)(2)                                 120,000     $    633,853
Microsoft Corp.(2)                              75,000        5,235,937
SilverStream Software, Inc.(2)                  20,000          695,000
Tecnomatix Technologies Ltd.(1)(2)             114,724        1,720,860
-----------------------------------------------------------------------
                                                           $  8,285,650
-----------------------------------------------------------------------
Computers and Business Equipment -- 6.1%
-----------------------------------------------------------------------
ASM Lithography Holding NV(1)                  108,000     $  4,077,649
BTC Korea Co., Ltd.(1)                         201,658          503,804
International Business Machines Corp.           45,000        5,940,000
Lexmark International Group, Inc.(2)            90,000        6,103,125
National Instruments Corp.(2)                   90,000        3,886,875
-----------------------------------------------------------------------
                                                           $ 20,511,453
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electric Utilities -- 0.1%
-----------------------------------------------------------------------
NRG Energy, Inc.(2)                             16,000     $    420,000
-----------------------------------------------------------------------
                                                           $    420,000
-----------------------------------------------------------------------
Electrical and Electronics -- 7.7%
-----------------------------------------------------------------------
Avimo Group Ltd.(1)(2)                         400,000     $    771,600
Hirose Electronics Co. Ltd.(1)                  30,000        4,349,008
Infineon Technologies AG(1)                     18,000        1,194,468
Litton Industries, Inc.(2)                      50,000        2,765,625
Mosel Vitelic, Inc.(1)                       1,285,760        2,216,113
Murata Mfg Co. Ltd.(1)                          10,000        1,531,249
Sato Corp.(1)                                  110,000        2,764,311
TDK Corporation(1)                              21,000        3,103,380
Thermo Electron Corp.(2)                       160,000        3,720,000
Toshiba Corp.(1)                               320,000        3,147,639
-----------------------------------------------------------------------
                                                           $ 25,563,393
-----------------------------------------------------------------------
Electronics - Semiconductors -- 2.3%
-----------------------------------------------------------------------
Motorola, Inc.                                 100,000     $  3,606,250
Samsung Electronics(1)(2)                        1,577          389,005
Via Technologies, Inc.(1)(2)                   283,500        3,781,218
-----------------------------------------------------------------------
                                                           $  7,776,473
-----------------------------------------------------------------------
Entertainment -- 4.9%
-----------------------------------------------------------------------
Disney (Walt) Co.                              130,000     $  5,061,875
Endemol Entertainment(1)(3)(4)                  50,000        6,125,475
Shochiku(1)                                    215,000        1,058,418
Viacom, Inc., Class B(2)                        61,700        4,153,181
-----------------------------------------------------------------------
                                                           $ 16,398,949
-----------------------------------------------------------------------
Financial Services -- 6.0%
-----------------------------------------------------------------------
Franklin Resources, Inc.                       130,000     $  4,940,000
Knight Trading Group, Inc.(2)                   80,000        2,510,000
MGIC Investment Corp.                           40,000        2,352,500
Reuters Group PLC(1)(2)                        100,000        2,001,138
Schwab (Charles) Corp.                         135,000        5,155,313
Sun Life Financial Services of Canada
ADR(2)                                         150,000        3,159,375
-----------------------------------------------------------------------
                                                           $ 20,118,326
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Information Services -- 2.8%
-----------------------------------------------------------------------
Acxiom Corp.(2)                                 80,000     $  2,040,000
Automatic Data Processing, Inc.                 85,000        5,068,125
Azlan Group PLC(1)(2)                          800,000        2,285,358
-----------------------------------------------------------------------
                                                           $  9,393,483
-----------------------------------------------------------------------
Media -- 1.3%
-----------------------------------------------------------------------
Granada Compass PLC(1)                         339,615     $  4,178,656
-----------------------------------------------------------------------
                                                           $  4,178,656
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 4.0%
-----------------------------------------------------------------------
Core Laboratories NV(1)(2)                     110,000     $  2,117,500
Dynegy, Inc., Class A                           80,000        3,600,000
Schlumberger Ltd.                               35,000        2,985,938
Williams Cos., Inc. (The)                      100,000        4,606,250
-----------------------------------------------------------------------
                                                           $ 13,309,688
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.5%
-----------------------------------------------------------------------
Enron Corp.                                     60,000     $  5,092,500
-----------------------------------------------------------------------
                                                           $  5,092,500
-----------------------------------------------------------------------
Pharmaceutical -- 1.2%
-----------------------------------------------------------------------
Alza Corp.(2)                                   15,000     $  1,134,375
Millennium Pharmaceuticals(2)                   20,000        2,862,500
-----------------------------------------------------------------------
                                                           $  3,996,875
-----------------------------------------------------------------------
Photo Equipment and Supplies -- 1.2%
-----------------------------------------------------------------------
Fuji Photo Film(1)                             108,000     $  3,868,536
-----------------------------------------------------------------------
                                                           $  3,868,536
-----------------------------------------------------------------------
Publishing -- 10.0%
-----------------------------------------------------------------------
Dow Jones & Co., Inc.                           45,000     $  2,815,313
Houghton Mifflin Co.                            40,000        1,967,500
McGraw-Hill Cos., Inc. (The)                   100,000        6,193,750
New York Times Co. (The), Class A              100,000        3,918,750
News Corp. Ltd.(1)                             150,636        1,964,281
Pearson PLC(1)                                 216,364        6,243,603
Springer Axel Verlag AG(1)                       3,256        3,165,113
Tribune Co.                                     90,000        3,211,875
Trinity Mirror PLC(1)                          500,000        3,781,136
-----------------------------------------------------------------------
                                                           $ 33,261,321
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Semiconductor Equipment -- 1.0%
-----------------------------------------------------------------------
Toshiba Tungaloy Co., Ltd.(1)                  500,000     $  3,385,063
-----------------------------------------------------------------------
                                                           $  3,385,063
-----------------------------------------------------------------------
Specialty Chemicals and Materials -- 1.0%
-----------------------------------------------------------------------
Shin-Etsu Chemical Co.(1)                       70,000     $  3,439,449
-----------------------------------------------------------------------
                                                           $  3,439,449
-----------------------------------------------------------------------
Telecommunications -- 1.8%
-----------------------------------------------------------------------
Nippon Telegraph and Telephone Corp.(1)            500     $  5,954,334
-----------------------------------------------------------------------
                                                           $  5,954,334
-----------------------------------------------------------------------
Transportation -- 2.9%
-----------------------------------------------------------------------
Expeditors International Wash Inc.             110,000     $  5,390,000
Fedex Corp.(2)                                 110,000        4,438,500
-----------------------------------------------------------------------
                                                           $  9,828,500
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $264,322,214)                          $310,094,839
-----------------------------------------------------------------------

CONVERTIBLE BONDS & NOTES -- 1.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Communications Services -- 0.3%
-----------------------------------------------------------------------
Deltacom Ltd., 0.00%, 12/21/02(1)           $    1,000     $  1,000,000
-----------------------------------------------------------------------
                                                           $  1,000,000
-----------------------------------------------------------------------
Computers and Business Equipment -- 0.3%
-----------------------------------------------------------------------
JC Hyun System, 0.00%, 11/25/02(1)          $    1,000     $  1,000,000
-----------------------------------------------------------------------
                                                           $  1,000,000
-----------------------------------------------------------------------
Electrical and Electronics -- 0.3%
-----------------------------------------------------------------------
TBK Electronics, 0.00%, 4/4/05(1)           $    1,000     $  1,000,000
-----------------------------------------------------------------------
                                                           $  1,000,000
-----------------------------------------------------------------------
Pharmaceutical -- 0.1%
-----------------------------------------------------------------------
Dong Sung Corp., 0.00%, 2/21/05(1)          $      500     $    500,000
-----------------------------------------------------------------------
                                                           $    500,000
-----------------------------------------------------------------------
Total Convertible Bonds & Notes
   (identified cost $3,500,000)                            $  3,500,000
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 11.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Corp. Asset Funding, 6.50%, 10/2/00         $   10,792     $ 10,731,595
GE Capital Corp., 6.67%, 9/1/00                 10,562       10,562,000
Teco Finance, 6.51%, 9/19/00                    15,388       15,337,912
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $36,631,507)                        $ 36,631,507
-----------------------------------------------------------------------
Total Investments -- 104.7%
   (identified cost $304,453,721)                          $350,226,346
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (4.7)%                   $(15,614,964)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $334,611,382
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 (1)  Foreign security.
 (2)  Non-income producing security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
---------------------------------------------------------------------
United States                                   64.2%    $214,773,361
Japan                                           15.3%      51,255,333
United Kingdom                                   8.9%      29,615,649
Netherlands                                      3.9%      12,954,477
Hong Kong                                        2.2%       7,301,108
Israel                                           1.9%       6,288,669
France                                           1.9%       6,268,048
Taiwan                                           1.8%       5,997,331
Republic of Korea                                1.3%       4,392,809
Germany                                          1.3%       4,359,581
Australia                                        0.8%       2,601,148
Italy                                            0.7%       2,493,157
Austria                                          0.3%       1,154,075
Singapore                                        0.2%         771,600

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2000
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $304,453,721)        $350,226,346
Cash                                             2,811
Foreign currency, at value
   (identified cost, $7,602)                     7,332
Receivable for investments sold              3,054,690
Dividends receivable                           265,706
Tax reclaim receivable                          29,397
Deferred organization expenses                     239
------------------------------------------------------
TOTAL ASSETS                              $353,586,521
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $ 18,898,225
Payable to affiliate for Trustees' fees          3,993
Accrued expenses                                72,921
------------------------------------------------------
TOTAL LIABILITIES                         $ 18,975,139
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $334,611,382
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $288,827,761
Net unrealized appreciation (computed on
   the basis of identified cost)            45,783,621
------------------------------------------------------
TOTAL                                     $334,611,382
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2000
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
-----------------------------------------------------
Interest                                  $ 1,310,711
Dividends (net of foreign
   taxes, $75,532)                          1,155,117
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 2,465,828
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,836,584
Administration fee                            614,327
Trustees fees and expenses                     21,615
Custodian fee                                 267,525
Legal and accounting services                  31,148
Amortization of organization expenses           1,244
Miscellaneous                                     965
-----------------------------------------------------
TOTAL EXPENSES                            $ 2,773,408
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (307,580)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $24,631,644
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  (362,115)
-----------------------------------------------------
NET REALIZED GAIN                         $24,269,529
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $24,642,580
   Foreign currency and forward foreign
      currency exchange contracts              10,637
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $24,653,217
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $48,922,746
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $48,615,166
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2000  AUGUST 31, 1999
--------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (307,580) $      (269,466)
   Net realized gain                           24,269,529       11,701,774
   Net change in unrealized
      appreciation (depreciation)              24,653,217       18,617,351
--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    48,615,166  $    30,049,659
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   251,844,764  $    32,069,062
   Withdrawals                                (63,110,419)     (18,413,197)
--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $   188,734,345  $    13,655,865
--------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $   237,349,511  $    43,705,524
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $    97,261,871  $    53,556,347
--------------------------------------------------------------------------
AT END OF YEAR                            $   334,611,382  $    97,261,871
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED AUGUST 31,
                                  ------------------------------------------------------------
                                    2000         1999        1998        1997        1996(1)
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           1.13%       1.36%       1.44%       1.48%         1.52%(2)
   Net investment income
      (loss)                         (0.13)%     (0.38)%      0.01%      (0.04)%        0.07%(2)
Portfolio Turnover                     173%        131%        157%        160%          115%
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $334,611     $97,262     $53,556     $51,374       $42,703
----------------------------------------------------------------------------------------------

 (1) For the period from the start of business, September 18, 1995, to August 31, 1996.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Information Age Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 1, 1995, seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended August 31, 2000, $2,252 credit balances were used to reduce the Portfolio's custodian fee.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2000, the adviser fee was 0.75% of average net assets for such period and amounted to $1,836,584. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2000, the administration fee was 0.25% of average net assets for such period and amounted to $614,327. Except as to the Trustees of the Portfolio who are not members of the Advisers, or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $564,097,530 and $391,663,867, respectively, for the year ended August 31, 2000.

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2000, as computed on a federal income tax basis are as follows:

    AGGREGATE COST                            $304,462,007
    ------------------------------------------------------
    Gross unrealized appreciation             $ 57,720,717
    Gross unrealized depreciation              (11,956,378)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 45,764,339
    ------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Portfolio did not have any open obligations under these financial instruments at August 31, 2000.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2000.

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF INFORMATION AGE PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of the Information Age Portfolio (the "Portfolio") at August 31, 2000, and the results of its operations, the changes in net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 31, 2000

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2000

INVESTMENT MANAGEMENT

INFORMATION AGE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Co-Portfolio Manager

Hon. Robert Lloyd George
Vice President and Trustee

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant